Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated from operating activities
Profit for the year	₩ 861,942	₩ 3,131,988	₩ 2,657,595
Adjustments for income and expenses (note 38)	4,351,037	1,568,919	2,096,764
Changes in assets and liabilities related to operating activities (note 38)	(836,335)	25,949	(261,468)
Sub-total	4,376,644	4,726,856	4,492,891
Interest received	56,392	59,065	66,713
Dividends received	241,117	195,671	106,674
Interest paid	(346,343)	(255,189)	(234,127)
Income tax paid	(341,728)	(393,823)	(576,331)
Net cash provided by operating activities	3,986,082	4,332,580	3,855,820
Cash inflows from investing activities:
Decrease in short-term financial instruments, net	253,971
Decrease in short-term investment securities, net	29,503
Collection of short-term loans	113,345	117,610	216,700
Decrease in long-term financial instruments	231	5	27
Proceeds from disposals of long-term investment securities	234,683	371,816	129,726
Proceeds from disposals of investments in associates and joint ventures	220	74,880	5,925
Proceeds from disposals of property and equipment	18,478	58,256	29,368
Proceeds from disposals of intangible assets	7,327	5,851	8,848
Collection of long-term loans	4,435	10,075	6,205
Decrease in deposits	9,180	7,490	24,550
Proceeds from settlement of derivatives	601
Collection of lease receivables	26,773
Proceeds from disposals of other non-current assets		1,186	1,185
Proceeds from disposals of subsidiaries	4,802		30,132
Cash inflow from business combination	5,016	38,925	4,112
Cash inflow from transfers of business	45,658
Sub-total	754,223	686,094	456,778
Cash outflows for investing activities:
Increase in short-term financial instruments, net		(373,450)	(156,012)
Increase in short-term investment securities, net		(49,791)	(28,975)
Increase in short-term loans	(116,320)	(112,319)	(205,878)
Increase in long-term loans	(11,541)	(6,057)	(5,869)
Increase in long-term financial instruments		(2)	(2,034)
Acquisitions of long-term investment securities	(383,976)	(19,114)	(19,328)
Acquisitions of investments in associates and joint ventures	(264,015)	(206,340)	(193,100)
Acquisitions of property and equipment	(3,375,883)	(2,792,390)	(2,715,859)
Acquisitions of intangible assets	(141,010)	(503,229)	(145,740)
Increase in deposits	(6,164)	(8,591)	(26,377)
Increase in other non-current assets		(5,927)	(47)
Cash outflow for business combinations	(36,910)	(654,685)	(26,566)
Cash outflow for disposal and liquidation of subsidiaries	(927)	(1,924)	(1,600)
Sub-total	(4,336,746)	(4,733,819)	(3,527,385)
Net cash used in investing activities	(3,582,523)	(4,047,725)	(3,070,607)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net			127,386
Proceeds from issuance of debentures	1,633,444	1,809,641	973,291
Proceeds from long-term borrowings		1,920,114	120,000
Proceeds from issuance of hybrid bonds		398,759
Cash inflows from settlement of derivatives	12,426	23,247	188
Proceeds from disposals of treasury shares	300,000
Transactions with non-controlling shareholders	101,398	499,926	40,938
Sub-total	2,047,268	4,651,687	1,261,803
Cash outflows for financing activities:
Repayments of short-term borrowings, net	(59,860)	(87,701)
Repayments of long-term payables – other	(428,153)	(305,644)	(305,476)
Repayments of debentures	(940,000)	(1,487,970)	(842,733)
Repayments of long-term borrowings	(89,882)	(1,780,708)	(32,701)
Repayments of hybrid bonds		(400,000)
Cash outflows from settlement of derivatives		(29,278)	(105,269)
Payments of dividends	(718,698)	(706,091)	(706,091)
Payments of interest on hybrid bonds	(14,766)	(15,803)	(16,840)
Repayments of lease liabilities	(393,398)
Transactions with non-controlling shareholders	(39,345)	(76,805)	(79,311)
Sub-total	(2,684,102)	(4,890,000)	(2,088,421)
Net cash used in financing activities	(636,834)	(238,313)	(826,618)
Net increase (decrease) in cash and cash equivalents	(233,275)	46,542	(41,405)
Cash and cash equivalents at beginning of the year	1,506,699	1,457,735	1,505,242
Effects of exchange rate changes on cash and cash equivalents	(2,600)	2,422	(6,102)
Cash and cash equivalents at end of the year	₩ 1,270,824	₩ 1,506,699	₩ 1,457,735